Consolidated Statements of Operations (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Regulated electricity sales and distribution	166,156	108,457
Regulated gas sales and distributions	261,672	75,718
Regulated water reclamation and distribution	57,350	46,423
Non-regulated energy sales	180,191	114,351
Other revenue	9,922	3,857
Total revenue	675,291	348,806
Expenses
Operating	188,952	117,826
Regulated electricity purchased	97,376	68,209
Regulated gas purchased	148,784	37,461
Non-regulated fuel for generation	17,151	14,589
Depreciation of property, plant and equipment	91,978	45,187
Amortization of intangible assets	4,200	4,151
Administrative expenses	23,518	19,572
Gain on foreign exchange	(567)	(561)
Costs and Expenses, Total	571,392	306,434
Operating income from continuing operations	103,899	42,372
Interest expense	53,345	35,620
Interest, dividend income and other income	(7,785)	(7,239)
Loss on sale of assets	750	0
Acquisition-related costs	2,140	7,688
Gain on derivative financial instruments (note 26(b)(iv))	(5,200)	(233)
Nonoperating Income (Expense)	43,250	35,836
Earnings from continuing operations before income taxes	60,649	6,536
Income tax expense (recovery) (note 19)
Current	2,526	738
Deferred	6,629	(15,105)
Income tax recovery	9,155	(14,367)
Earnings from continuing operations	51,494	20,903
Income/(loss) from discontinued operations net of tax (note 20)	(42,011)	1,043
Net earnings	9,483	21,946
Net earnings/(loss) attributable to noncontrolling interests	(10,813)	7,414
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	20,296	14,532
Basic net earnings per share from continuing operations (note 22)	0.28	0.08
Basic net earnings/(loss) per share from discontinued operations (note 22)	(0.21)	0.01
Basic net earnings per share (note 22)	0.07	0.09
Diluted net earnings per share from continuing operations (note 22)	0.28	0.08
Diluted net earnings/(loss) per share from discontinued operations (note 22)	(0.20)	0.01
Diluted net earnings per share (note 22)	0.07	0.09